Note 12 - Administrative expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components of general and administrative expense [text block]
	2017	2016	2015

Investor relations	541	543	513
Audit fee	231	267	240
Advisory services fee	684	2,266	1,251
Listing fees	402	328	206
Directors fees company	247	211	191
Directors fees Blanket	40	48	60
Employee costs	2,781	2,803	3,106
Office costs - Zambia	-	17	716
Unrecoverable VAT expenses	-	-	298
Donation to community	-	-	58
Other office administration costs	444	185	547
Travel costs	399	484	325
Eersteling Gold Mine administration costs	142	111	111
Total	5,911	7,263	7,622